Annual Total Returns - FidelitySeriesBondIndexFund-PRO - FidelitySeriesBondIndexFund-PRO - Fidelity Series Bond Index Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 26, 2019
Fidelity Series Bond Index Fund
Bar Chart Table:
Annual Return 2020	7.65%
Annual Return 2021	(1.80%)
Annual Return 2022	(12.98%)